Pension and Other Postretirement Benefits - Multiemployer Plans (Details 6) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) employees	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Multiemployer Plans [Line Items]
Contributions to multiemployer plans | $	$ 24.7	$ 24.8	$ 23.3
Number of Employees	9,200
Steelworkers Pension Trust [Member]
Multiemployer Plans [Line Items]
Contributions to multiemployer plans | $	$ 6.3	6.8	7.3
IAM National Pension Fund's National Pension Plan [Member]
Multiemployer Plans [Line Items]
Contributions to multiemployer plans | $	$ 18.4	$ 18.0	$ 16.0
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Walbridge Tube [Member] | Steelworkers Pension Trust [Member]
Multiemployer Plans [Line Items]
Number of Employees	90
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Ashland Works [Member] | Steelworkers Pension Trust [Member]
Multiemployer Plans [Line Items]
Number of Employees	305
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Middletown Works [Member] | IAM National Pension Fund's National Pension Plan [Member]
Multiemployer Plans [Line Items]
Number of Employees	1,725
Workforce Subject to Collective Bargaining Arrangements [Member]
Multiemployer Plans [Line Items]
Number of Employees	5,700
Workforce Subject to Collective Bargaining Arrangements [Member] | Mansfield Works [Member] | Steelworkers Pension Trust [Member]
Multiemployer Plans [Line Items]
Number of Employees	305
Workforce Subject to Collective Bargaining Arrangements [Member] | Butler Works [Member] | IAM National Pension Fund's National Pension Plan [Member]
Multiemployer Plans [Line Items]
Number of Employees	1,155
Workforce Subject to Collective Bargaining Arrangements [Member] | Zanesville Works [Member] | IAM National Pension Fund's National Pension Plan [Member]
Multiemployer Plans [Line Items]
Number of Employees	115